Loans and Related Allowance for Credit Losses, Allowance for Credit Losses for Loans Activity by Portfolio Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses, beginning of period	$ 13,788	$ 19,713
Provision for credit losses	1,544	(4,207)
Interest income on certain loans	(108)	(145)
Loan charge-offs, total	(2,866)	(3,031)
Loan recoveries, total	1,258	1,457
Net loan charge-offs	(1,608)	(1,574)
Other	(7)	1
Allowance for credit losses, end of period	13,609	13,788
Total Commercial [Member]
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses, beginning of period	7,791	11,516
Provision for credit losses	(721)	(3,373)
Interest income on certain loans	(29)	(58)
Loan charge-offs, total	(355)	(662)
Loan recoveries, total	276	367
Net loan charge-offs	(79)	(295)
Other	(6)	1
Allowance for credit losses, end of period	6,956	7,791
Total Consumer [Member]
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses, beginning of period	5,997	8,197
Provision for credit losses	2,265	(834)
Interest income on certain loans	(79)	(87)
Loan charge-offs, loans	(2,511)	(2,369)
Loan recoveries, loans	982	1,090
Net loan charge-offs	(1,529)	(1,279)
Other	(1)	0
Allowance for credit losses, end of period	$ 6,653	$ 5,997